Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended		99 Months Ended				118 Months Ended		119 Months Ended		120 Months Ended
	Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025
Applied Finance Dividend Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%		13.42%										9.00%
Applied Finance Dividend Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%		13.11%										8.73%
Applied Finance Explorer Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%		18.85%								9.47%
Applied Finance Explorer Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	0.55%		18.62%						9.27%
Applied Finance Select Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	0.07%		13.46%				11.06%
Applied Finance Select Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.16%)		13.17%		10.82%
Morningstar US Market Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%	[1]	15.18%	[1]	12.83%	[2]	12.72%	[3]	12.07%	[4]	11.76%	[5]	11.81%	[1]
Morningstar US Large Mid Value Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%	[1]	14.11%	[1]	9.24%	[2]	9.25%	[3]					9.18%	[1]
Morningstar US Small Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.94%	[5]	11.53%	[5]					6.76%	[4]	6.53%	[5]

[1]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.
[2]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.
[3]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.
[4]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.
[5]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.